INTANGIBLE ASSETS, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets, net, consists of the following:

	As of
	December 31, 2025	June 30, 2026
	US$	US$
Software	14,793,662	14,682,927
Brand names	988,580	981,181
Customer list	46,708	46,358
Intangible assets, gross	15,828,950	15,710,466
Less: accumulated amortization	(646,829)	(2,213,710)
Total intangible assets, net	15,182,121	13,496,756

Intangible assets, net, consists of the following:

	As of December 31,
	2024	2025
	US$	US$
Software	-	14,793,662
Brand names	-	988,580
Customer list	-	46,708
Intangible assets, gross	-	15,828,950
Less: accumulated amortization	-	(646,829)
Total intangible assets, net	-	15,182,121

SCHEDULE OF FUTURE AMORTIZATION EXPENSE OF INTANGIBLE ASSETS

The following is a schedule, by fiscal years, of amortization amount of intangible asset as of June 30, 2026:

US$
Remainder of 2026	1,571,723
2027	3,143,446
2028	3,143,446
2029	3,143,446
2030	2,494,695
Total	13,496,756

The following is a schedule, by fiscal years, of amortization amount of intangible asset as of December 31, 2025:

US$
2026	3,167,153
2027	3,167,153
2028	3,167,153
2029	3,167,153
2030	2,513,509
Total	15,182,121